UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08512

Premier VIT
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	December 31, 2008

Date of reporting period:	March 31, 2008

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Premier VIT

NFJ Dividend Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2008

(unaudited)

Shares		Value*
	COMMON STOCK-90.4%
	Commercial Banks-8.0%
1,800	Bank of America Corp.	$68,238
3,200	KeyCorp	70,240
6,750	Regions Financial Corp.	133,313
2,300	Wachovia Corp.	62,100
		333,891

	Commercial Services & Supplies-3.6%
2,400	R.R. Donnelley & Sons Co.	72,744
2,300	Waste Management Inc.	77,188
		149,932

	Chemicals-3.5%
4,000	Dow Chemical Co.	147,400

	Computers & Peripherals-1.7%
3,400	Seagate Technology, Inc.	71,196

	Diversified Financial Services-1.8%
1,750	JPMorgan Chase & Co.	75,162

	Diversified Telecommunication Services-5.5%
2,069	AT&T, Inc.	79,243
2,050	Verizon Communications, Inc.	74,722
6,316	Windstream Corp.	75,476
		229,441

	Electronic Equipment & Instruments-1.9%
700	Diamond Offshore Drilling, Inc.	81,480

	Energy Equipment & Services-2.1%
2,200	Halliburton Co.	86,526

	Food Products-5.6%
1,600	Anheuser-Busch Companies, Inc.	75,920
1,300	Coca-Cola Co.	79,131
2,476	Kraft Foods, Inc.	76,781
		231,832

	Household Durables-3.6%
1,100	Black & Decker Corp.	72,710
900	Whirlpool Corp.	78,102
		150,812

	Household Products-1.8%
1,200	Kimberly-Clark Corp.	77,460

	Insurance-5.7%
1,700	Allstate Corp.	81,702
1,500	Lincoln National Corp.	78,000
1,600	Travelers Companies, Inc.	76,560
		236,262

	Leisure Equipment & Products-1.8%
3,700	Mattel, Inc.	73,630

	Machinery-2.1%
1,100	Caterpillar, Inc.	86,119

	Media-3.3%
3,000	CBS Corp., Class B	66,240
2,400	Gannett Co.	69,720
		135,960

Shares			Value*
	COMMON STOCK (continued)
	Metals & Mining-1.9%
2,200	Alcoa, Inc.		$79,332

	Multi-Utilities-1.9%
1,800	Ameren Corp.		79,272

	Oil, Gas & Consumable Fuels-11.1%
950	Chevron Corp.		81,092
1,000	ConocoPhillips		76,210
1,500	Marathon Oil Corp.		68,400
1,100	Occidental Petroleum Corp.		80,487
1,100	Royal Dutch Shell PLC		75,878
1,100	Total SA		81,411
			463,478

	Pharmaceuticals-8.8%
3,450	GlaxoSmithKline PLC ADR		146,384
6,800	Pfizer, Inc.		142,324
1,900	Wyeth		79,344
			368,052

	Real Estate Investment Trust-1.8%
4,600	Host Hotels & Resorts Inc. (REIT)		73,232

	Road & Rail-1.8%
1,400	Norfolk Southern Corp.		76,048

	Semiconductors & Semiconductor Equipment-1.9%
3,800	Intel Corp.		80,484

	Specialty Retail-3.8%
5,600	Home Depot, Inc.		156,632

	Textiles, Apparel & Luxery Goods-1.8%
950	V. F. Corp.		73,635

	Tobacco-3.6%
1,100	Altria Group, Inc.		24,420
1,100	Phillip Morris International, Inc. (a)		55,638
1,150	Reynolds American, Inc.		67,884
			147,942

	Total Common Stock (cost-$3,856,218)		3,765,210

Principal
Amount
(000)
	SHORT-TERM INVESTMENT-9.5%
	Repurchase Agreement-9.5%
$396	State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $396,021; collateralized by $405,000 Freddie Mac, 3.625%, 9/15/08, valued at $408,038 including accrued interest (cost-$396,000)		396,000

	Total Investments (cost-$4,252,218)	99.9%	4,161,210
	Other assets less liabilities	0.1	4,023
	Net Assets	100.0%	$4,165,233

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. Portfoilio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized of the securities were sold. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a) Non-income producing.

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Fair Value Measurements–Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$3,765,210
Level 2 - Other Significant Observable Inputs	396,000
Level 3 - Significant Unobservable Inputs	—
Total	$4,161,210

Schedule of Investments

Premier VIT OpCap Balanced Portfolio

March 31, 2008 (unaudited)

Shares		Value*

COMMON STOCK—63.9%

	Aerospace/Defense—4.2%
11,900	Boeing Co.	$885,003

	Building/Construction—3.6%
9,600	Centex Corp.	232,416
13,854	D.R. Horton, Inc.	218,201
9,200	Lennar Corp., Class A	173,052
10,200	Pulte Homes, Inc.	148,410
		772,079
	Commercial Services—1.7%
3,185	ChoicePoint, Inc. (b)	151,606
4,200	Moody’s Corp.	146,286
1,169	Visa, Inc., Class A (b)	72,899
		370,791
	Computer Software—1.3%
7,900	Infosys Technologies Ltd. ADR	282,583

	Consumer Discretionary—1.8%
20,100	Family Dollar Stores, Inc.	391,950

	Drugs & Medical Products—7.4%
10,400	Roche Holdings AG ADR	981,240
41,000	Schering-Plough Corp.	590,810
		1,572,050
	Financial Services—16.3%
8,400	American Express Co.	367,248
6,900	American International Group, Inc.	298,425
7,200	Bank of New York Mellon Corp.	300,456
6,000	Capital One Financial Corp.	295,320
18,400	CIT Group, Inc.	218,040
17,000	Citigroup, Inc.	364,140
21,700	Freddie Mac	549,444
10,900	Lehman Brothers Holdings, Inc.	410,276
21,500	MBIA, Inc.	262,730
24,200	National City Corp.	240,790
5,400	PMI Group, Inc.	31,428
4,500	Wachovia Corp.	121,500
		3,459,797
	Food & Beverage—1.8%
13,100	SYSCO Corp.	380,162

	Healthcare & Hospitals—4.4%
8,700	Regeneron Pharmaceuticals, Inc. (b)	166,953
8,900	Theravance, Inc. (b)	93,717
5,000	Vertex Pharmaceuticals, Inc. (b)	119,450
12,600	WellPoint, Inc. (b)	556,038
		936,158
	Insurance—0.4%
13,654	Ambac Financial Group, Inc.	78,510

	Materials & Processing—1.1%
6,900	Cameco Corp.	227,286

	Oil & Gas—9.3%
3,900	Chevron Corp.	332,904
17,500	ConocoPhillips	1,333,675
6,200	Valero Energy Corp.	304,482
		1,971,061
	Real Estate—1.7%
23,500	Annaly Capital Management, Inc. (REIT)	360,020

	Restaurants—2.1%
12,000	Yum! Brands, Inc.	446,520

	Retail—4.7%
17,300	PetSmart, Inc.	353,612
12,300	Wal-Mart Stores, Inc.	647,964
		1,001,576
	Technology—1.5%
725	Google, Inc., Class A (b)	319,341

	Telecommunications—0.6%
3,700	NII Holdings, Inc. (b)	117,586

	Total Common Stock (cost—$16,232,806)	13,572,473

CORPORATE BONDS & NOTES—18.3%

Principal Amount (000s)		Credit Rating (Moody’s/S&P)
	Aerospace/Defense—2.6%
	Boeing Capital Corp.,
$300	6.50%, 2/15/12	A2/A+	325,577
	General Dynamics Corp.,
220	4.50%, 8/15/10	A2/A	226,461
			552,038
	Banking—4.0%
	Bank of America Corp.,
300	4.375%, 12/1/10	Aa1/AA	305,195
	Citigroup, Inc.,
100	4.625%, 8/3/10	Aa3/AA-	99,939
50	6.00%, 2/21/12	Aa3/AA-	51,046
	U.S. Bancorp,
170	4.50%, 7/29/10	Aa2/AA	176,507
	Wachovia Corp.,
210	4.375%, 6/1/10	Aa3/AA-	209,854
			842,541

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

	Chemicals—1.1%
	EI Du Pont de Nemours,
$235	4.125%, 4/30/10	A2/A	$239,563

	Energy—0.6%
	Spectra Energy Capital LLC,
130	7.50%, 10/1/09	Baa1/BBB	135,803

	Financial Services—5.4%
	American Express Co.,
60	7.00%, 3/19/18	A1/A+	62,989
	American Express Credit Corp.,
140	5.00%, 12/2/10	Aa3/A+	143,503
	Ameriprise Financial, Inc.,
160	5.35%, 11/15/10	A3/A-	163,967
	CIT Group, Inc.,
100	4.75%, 12/15/10	A3/A-	79,611
	General Electric Capital Corp.,
100	4.875%, 10/21/10	Aaa/AAA	103,926
55	6.00%, 6/15/12	Aaa/AAA	58,641
	Goldman Sachs Group, Inc.,
195	5.70%, 9/1/12	Aa3/AA-	200,183
	HSBC Finance Corp.,
100	4.125%, 11/16/09	Aa3/AA-	98,457
75	7.00%, 5/15/12	Aa3/AA-	77,791
	SLM Corp.,
200	4.50%, 7/26/10	Baa2/BBB-	164,104
			1,153,172
	Food & Beverage—0.9%
	General Mills, Inc.,
180	6.00%, 2/15/12	Baa1/BBB+	188,779

	Machinery—0.7%
	John Deere Capital Corp.,
125	7.00%, 3/15/12	A2/A	138,304

	Multi-Media—0.9%
	News America Holdings, Inc.,
35	9.25%, 2/1/13	Baa2/BBB+	40,615
	Walt Disney Co.,
130	5.70%, 7/15/11	A2/A	137,884
			178,499
	Telecommunications—2.1%
	Cisco Systems, Inc.,
225	5.25%, 2/22/11	A1/A+	234,874
	Verizon Global Funding Corp.,
100	7.25%, 12/1/10	A3/A	107,398
100	7.375%, 9/1/12	A3/A	109,838
			452,110

	Total Corporate Bonds & Notes (cost—$3,819,136)		3,880,809

U.S. GOVERNMENT AGENCY SECURITIES—9.4%

	Fannie Mae,
100	4.625%, 12/15/09	Aaa/AAA	103,911
105	4.75%, 3/12/10	Aaa/AAA	109,877
125	5.00%, 10/15/11	Aaa/AAA	134,166
25	6.25%, 2/1/11	Aa2/AA-	26,893
	Fannie Mae, CMO, FRN,
139	2.999%, 10/25/36	Aaa/AAA	135,202
65	3.039%, 9/25/36	Aaa/AAA	63,140
	Federal Farm Credit Bank,
305	4.80%, 4/25/11	Aaa/AAA	323,016
	Freddie Mac,
100	4.875%, 2/9/10	Aaa/AAA	104,682
	Government National Mortgage Association, MBS,
970	5.50%, TBA (a)	Aaa/AAA	988,794

	Total U.S. Government Agency Securities (cost—$1,930,105)		1,989,681

U.S. TREASURY BONDS & NOTES—2.9%

	U.S. Treasury Bonds & Notes,
281	zero coupon, 2/15/15		227,300
345	5.00%, 5/15/37		385,942

	Total U.S. Treasury Bonds & Notes (cost—$555,939)		613,242

MORTGAGE-BACKED SECURITIES—0.9%

	Credit Suisse Mortgage Capital Certificates, CMO, VRN,
75	5.448%, 1/15/49	Aaa/AAA	73,569
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
130	5.716%, 2/15/51	Aaa/AAA	127,371

	Total Mortgage-Backed Securities (cost—$189,728)		200,940

Principal Amount (000s)			Value*

SHORT-TERM INVESTMENTS—8.6%

	U.S. TREASURY NOTES—0.5%
	U.S. Treasury Notes,
$110	2.625%, 3/15/09 (cost—$109,792)		$111,126

	CORPORATE NOTES—0.5
	Multi-Media—0.4%
	Time Warner Entertainment Co. L.P.,
80	7.25%, 9/1/08	Baa2/BBB+	80,923

	Waste Disposal—0.1%
	Waste Management, Inc.,
25	6.50%, 11/15/08	Baa3/BBB	25,497

	Total Corporate Notes (cost—$105,857)		106,420

	Repurchase Agreement—7.6%
1,619	State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $1,619,085; collateralized by Freddie Mac, 5.00% due 1/2/15, valued at $1,655,500 including accrued interest (cost—$1,619,000)		1,619,000

	Total Short-Term Investments (cost—$1,834,649)		1,836,546

	Total Investments (cost—$24,562,363)—104.0%		22,093,691
	Liabilities in excess of other assets—(4.0)%		(858,837)
	Net Assets—100.0%		$21,234,854

Notes to Schedule of Investments:

*  Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial investments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments, other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price or if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost if their original term to maturity exceeded 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a) When-issued or delayed-delivery security.  To be settled/delivered after March 31, 2008.

(b) Non-income producing.

Glossary:
ADR—American Depositary Receipt
CMO—Collateralized Mortgage Obligation
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2008.
MBS—Mortgage-Backed Securities
REIT—Real Estate Investment Trust
TBA—To Be Announced

VRN—Variable Rate Note.   Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on March 31, 2008.

Fair Value Measurements–Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements.  The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$13,572,473
Level 2 - Other Significant Observable Inputs	8,521,218
Level 3 - Significant Unobservable Inputs	—
Total	$22,093,691

Schedule of Investments

Premier VIT OpCap Equity Portfolio

March 31, 2008 (unaudited)

Shares		Value*

COMMON STOCK—99.3%

	Aerospace/Defense—4.5%
2,400	Boeing Co.	$178,488
4,000	Lockheed Martin Corp.	397,200
		575,688
	Banking—1.6%
5,450	Bank of America Corp.	206,609

	Capital Goods—4.0%
3,200	Eaton Corp.	254,944
2,500	Precision Castparts Corp.	255,200
		510,144
	Chemicals—1.7%
2,100	Mosaic Co. (a)	215,460

	Consumer Discretionary—3.0%
3,600	Altria Group, Inc.	79,920
3,600	Philip Morris International, Inc. (a)	182,088
2,000	Polo Ralph Lauren Corp.	116,580
		378,588
	Diversified Manufacturing—6.7%
7,150	Terex Corp. (a)	446,875
7,450	Textron, Inc.	412,879
		859,754
	Drugs & Medical Products—9.6%
7,450	Abbott Laboratories	410,867
2,500	Roche Holdings AG ADR	235,875
8,050	Teva Pharmaceutical Industries Ltd. ADR	371,830
4,750	Wyeth	198,360
		1,216,932
	Financial Services—14.0%
4,800	American Express Co.	209,856
370	Goldman Sachs Group, Inc.	61,194
8,250	JPMorgan Chase & Co.	354,338
4,725	Lehman Brothers Holdings, Inc.	177,849
10,000	PMI Group, Inc.	58,200
18,800	SLM Corp. (a)	288,580
6,650	Wachovia Corp.	179,550
15,400	Wells Fargo & Co.	448,140
		1,777,707
	Food & Beverage—4.2%
4,150	Coca-Cola Co.	252,610
8,450	Unilever NV	285,019
		537,629
	Healthcare & Hospitals—6.9%
4,000	Forest Laboratories, Inc. (a)	160,040
4,000	Hologic, Inc. (a)	222,400
11,300	Merck & Co., Inc.	428,835
8,250	Nektar Therapeutics, Inc. (a)	57,255
		868,530
	Insurance—0.5%
7,750	Ambac Financial Group, Inc.	44,562
1,800	MBIA, Inc.	21,996
		66,558
	Metals & Mining—2.4%
8,900	Companhia Vale do Rio Doce ADR	308,296

	Networking—9.0%
3,500	Apple, Inc. (a)	502,250
15,900	Cisco Systems, Inc. (a)	383,031
18,500	EMC Corp. (a)	265,290
		1,150,571
	Oil & Gas—11.4%
3,300	Chevron Corp.	281,688
3,600	ConocoPhillips	274,356
3,000	Nabors Industries Ltd. (a)	101,310
4,100	Patterson-UTI Energy, Inc.	107,338
4,650	Weatherford International Ltd. (a)	336,985
5,750	XTO Energy, Inc.	355,695
		1,457,372
	Real Estate—1.0%
13,100	CapitalSource, Inc. (REIT)	126,677

	Semi-conductors—3.1%
18,700	Intel Corp.	396,066

	Technology—8.2%
11,000	Adobe Systems, Inc. (a)	391,490
5,800	Corning, Inc.	139,432
1,180	Google, Inc., Class A (a)	519,755
		1,050,677
	Telecommunications—4.7%
5,350	AT&T, Inc.	204,905
4,950	NII Holdings, Inc. (a)	157,311
7,450	Nokia Corp. ADR	237,134
		599,350
	Transportation—2.8%
2,800	Union Pacific Corp.	351,064

	Total Investments (cost—$13,617,779)—99.3%	12,653,672
	Other assets less liabilities—0.7%	84,279
	Net Assets—100.0%	$12,737,951

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a) Non-income producing.

Glossary:
ADR- American Depositary Receipt
REIT- Real Estate Investment Trust

Fair Value Measurements–Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements.  The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$12,653,672
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$12,653,672

Schedule of Investments

Premier VIT OpCap Managed Portfolio

March 31, 2008 (unaudited)

Shares		Value*

COMMON STOCK—72.2%

	Aerospace/Defense—2.9%
69,800	Boeing Co.	$5,191,026

	Apparel & Textiles—1.4%
43,800	Polo Ralph Lauren Corp.	2,553,102

	Business Services—2.7%
21,300	MasterCard, Inc., Class A	4,749,687

	Computer Software—2.2%
38,400	Adobe Systems, Inc. (g)	1,366,656
126,900	Oracle Corp. (g)	2,482,164
		3,848,820
	Computers—4.3%
36,400	Apple, Inc. (g)	5,223,400
168,500	EMC Corp. (g)	2,416,290
		7,639,690
	Consumer Discretionary—0.8%
18,000	Altria Group, Inc.	399,600
18,300	Philip Morris International, Inc. (g)	925,614
		1,325,214
	Diversified Manufacturing—1.4%
45,600	Textron, Inc.	2,527,152

	Drugs & Medical Products—11.6%
115,900	Gilead Sciences, Inc. (g)	5,972,327
62,700	Hologic, Inc. (g)	3,486,120
118,800	Merck & Co., Inc.	4,508,460
47,500	Novartis AG ADR	2,433,425
	Teva Pharmaceutical
41,300	Industries Ltd. ADR	1,907,647
49,700	Wyeth	2,075,472
		20,383,451
	Financial Services—10.1%
122,000	JPMorgan Chase & Co.	5,239,900
109,400	Lehman Brothers Holdings, Inc.	4,117,816
159,800	SLM Corp. (g)	2,452,930
205,300	Wells Fargo & Co.	5,974,230
		17,784,876
	Food & Beverage—1.7%
48,000	Coca-Cola Co.	2,921,760

	Hotels/Gaming—1.6%
81,600	Marriott International, Inc., Class A	2,803,776

	Industrial Goods—3.0%
29,800	Energizer Holdings, Inc. (g)	2,696,304
24,600	Precision Castparts Corp.	2,511,168
		5,207,472
	Insurance—2.2%
56,400	Ambac Financial Group, Inc.	324,300
187,100	MBIA, Inc.	2,286,362
76,100	Progressive Corp.	1,222,927
		3,833,589
	Metals & Mining—1.9%
52,100	Companhia Vale do Rio Doce ADR	1,804,744
16,700	Freeport-McMoRan Copper & Gold, Inc.	1,606,874
		3,411,618
	Oil & Gas—8.2%
48,900	ConocoPhillips	3,726,669
35,300	EOG Resources, Inc.	4,236,000
30,700	Exxon Mobil Corp.	2,596,606
61,925	XTO Energy, Inc.	3,830,681
		14,389,956
	Real Estate—1.1%
200,350	CapitalSource, Inc. (REIT)	1,937,384

	Retail—2.4%
33,000	Kohl’s Corp. (g)	1,415,370
85,500	Nordstrom, Inc.	2,787,300
		4,202,670
	Semi-conductors—2.4%
203,600	Intel Corp.	4,312,248

	Technology—2.8%
11,300	Google, Inc., Class A (g)	4,977,311

	Telecommunications—5.2%
160,000	Cisco Systems, Inc. (g)	3,854,400
46,320	NII Holdings, Inc., Class B (g)	1,472,050
119,300	Nokia Corp. ADR	3,797,319
		9,123,769
	Transportation—2.3%
32,300	Union Pacific Corp.	4,049,774

	Total Common Stock (cost—$136,555,507)	127,174,345

Principal
Amount
(000s)

U.S. GOVERNMENT AGENCY SECURITIES—26.4%

	Fannie Mae, CMO, FRN,
$256	2.666%, 7/25/37	234,504
100	4.668%, 5/25/35	100,559
	Fannie Mae, MBS,
142	4.851%, 8/1/35, FRN	143,101
3,292	5.00%, 6/1/18	3,338,975
598	5.00%, 1/1/20	606,061

Principal
Amount
(000s)		Value*

U.S. Government Agency Securities (continued)
$803	5.00%, 4/1/21	$811,520
2,000	5.00%, TBA (d)	1,979,376
2,800	5.00%, TBA (d)	2,765,000
763	5.433%, 5/1/36, FRN	768,186
48	5.50%, 6/1/16	48,823
88	5.50%, 1/1/17	90,669
85	5.50%, 3/1/17	87,415
17	5.50%, 9/1/20	17,291
22	5.50%, 7/1/21	22,129
471	5.50%, 11/1/21	481,947
800	5.50%, 2/1/22	817,013
483	5.50%, 12/1/22	493,418
9,300	5.50%, TBA (d)	9,387,187
60	5.922%, 9/1/40, FRN	60,361
246	6.00%, 6/1/16	253,489
4	6.00%, 7/1/16	3,720
4	6.00%, 8/1/16	4,310
11	6.00%, 10/1/16	10,969
155	6.00%, 12/1/16	160,063
6	6.00%, 1/1/17	6,714
6	6.00%, 2/1/17	5,978
24	6.00%, 3/1/17	25,199
72	6.00%, 4/1/17	74,171
17	6.00%, 5/1/17	17,431
4	6.00%, 7/1/17	4,518
77	6.00%, 11/1/17	80,045
182	6.00%, 3/1/27	187,050
446	6.00%, 8/1/27	458,440
177	6.00%, 10/1/37	181,842
491	6.00%, 12/1/37	503,963
25	6.976%, 9/1/39, FRN	25,494
	Freddie Mac, CMO,
259	2.968%, 7/15/19, FRN	250,736
1,114	2.968%, 8/15/19, FRN	1,077,942
1,560	2.968%, 10/15/20, FRN	1,506,794
1,067	3.048%, 2/15/19, FRN	1,059,960
29	3.268%, 11/15/30, FRN	29,011
249	4.50%, 10/15/22	249,301
140	6.00%, 8/15/32	139,138
139	6.00%, 9/15/32	135,537
	Freddie Mac, MBS,
162	5.00%, 11/1/18	164,336
1,000	5.50%, 2/1/38	1,010,753
2,000	5.50%, TBA (d),	2,019,376
77	6.00%, 3/1/16	79,014
461	6.00%, 9/1/27	474,092
944	6.00%, 1/1/37	968,786
471	6.00%, 11/1/37	483,381
500	6.00%, TBA (d)	512,656
3	7.276%, 7/1/30, FRN	3,067
	Freddie Mac Structured Pass Through Securities, CMO, FRN,
33	5.722%, 2/25/45	31,530
	Government National Mortgage Association, CMO, FRN,
21	3.036%, 9/20/30	20,662
	Government National Mortgage Association, MBS,
46	5.125%, 10/20/29, FRN	45,516
65	5.625%, 7/20/30, FRN	65,259
131	5.75%, 2/20/32, FRN	132,033
11	6.00%, 11/20/28	11,800
3	6.00%, 11/20/31	3,616
485	6.00%, 6/20/34	501,711
337	6.375%, 5/20/30, FRN	344,389
	Small Business Administration Participation Certificates,
1,789	4.524%, 2/10/13	1,789,859
1,440	4.625%, 2/1/25	1,388,539
1,403	4.684%, 9/10/14	1,403,821
1,247	4.87%, 12/1/24	1,250,524
2,851	4.90%, 1/1/23	2,881,821
1,309	4.95%, 3/1/25	1,284,735
837	5.11%, 4/1/25	843,260
12	7.449%, 8/1/10	12,254

	Total U.S. Government Agency Securities (cost—$46,440,077)	46,432,140

		Credit Rating
		(Moody’s/S&P)

CORPORATE BONDS & NOTES—5.3%

	Airlines—1.2%
	United Air Lines, Inc. (a)(e),
1,861	8.03%, 1/1/13	B3/B	2,102,715
269	11.56%, 5/27/24 (h)	NR/NR	484
			2,103,199
	Banking—1.0%
	Bank of America Corp.,
200	6.00%, 9/1/17	Aa1/AA	210,274
100	8.00%, 1/30/18, VRN (f)	Aa3/A+	100,120
	ICICI Bank Ltd., FRN (c),
300	4.917%, 1/12/10	Baa2/BBB-	287,070
	Korea Development Bank, FRN,
800	2.838%, 4/3/10	Aa3/A	797,979

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Banking (continued)
	Resona Bank Ltd., VRN (c)(f),
$100	5.85%, 4/15/16	A2/BBB	$83,101
	Wachovia Corp.,
100	5.625%, 10/15/16	A1/NR	95,404
200	5.75%, 2/1/18	Aa3/AA-	195,897
			1,769,845
	Conglomerate—0.2%
	General Electric Co.,
300	5.25%, 12/6/17	Aaa/AAA	299,586

	Energy—0.1%
	NGPL PipeCo LLC (c),
100	6.514%, 12/15/12	Baa3/BBB-	103,854

	Financial Services—2.1%
	American Express Co.,
200	7.00%, 3/19/18	A1/A+	209,964
	Bear Stearns Cos., Inc., FRN,
500	3.16%, 8/21/09	Baa1/BBB	472,989
	Citigroup, Inc.,
100	5.50%, 8/27/12	Aa3/AA	100,568
100	5.85%, 7/2/13	Aa3/AA-	101,463
	Citigroup Capital XXI, VRN,
300	8.30%, 12/21/57	A1/A	295,612
	Ford Motor Credit Co.,
50	7.25%, 10/25/11	B1/B	41,071
	Goldman Sachs Group, Inc.,
400	5.625%, 1/15/17	A1/A+	383,730
500	6.75%, 10/1/37	A1/A+	465,166
	HSBC Capital Funding L.P., VRN (c)(f),
1,000	9.547%, 6/30/10	A1/A	1,074,803
	JPMorgan Chase & Co.,
100	6.00%, 1/15/18	Aa2/AA-	104,282
	Lehman Brothers Holdings, Inc.,
300	5.625%, 1/24/13	A1/A+	291,710
	SMFG Preferred Capital Ltd., VRN (c)(f),
100	6.078%, 1/25/17	A2/BBB+	78,400
			3,619,758
	Healthcare & Hospitals—0.0%
	UnitedHealth Group, Inc.,
100	4.875%, 2/15/13	Baa1/A-	98,779

	Oil & Gas—0.5%
	Gazprom AG,
300	10.50%, 10/21/09	A3/BBB	325,380
	Sonat, Inc.,
600	7.625%, 7/15/11	Ba3/BB-	620,154
			945,534
	Telecommunications—0.2%
	AT&T, Inc.,
20	4.95%, 1/15/13	A2/A	20,068
	BellSouth Corp.,
300	4.24%, 4/26/21 (c)	A2/A	300,192
	Qwest Corp.,
50	7.50%, 6/15/23	Ba1/BBB-	43,625
			363,885

	Total Corporate Bonds & Notes (cost—$9,015,426)		9,304,440

ASSET-BACKED SECURITIES—1.0%

	Citigroup Mortgage Loan Trust, Inc., FRN,
799	2.709%, 3/25/37	Aaa/AAA	747,461
	SLM Student Loan Trust,
504	3.321%, 10/27/14 FRN	Aaa/AAA	501,460
170	3.321%, 10/25/18 FRN	Aaa/AAA	168,586
21	3.341%, 4/27/15 FRN	Aaa/AAA	21,574
300	3.80%, 12/15/38 (c)	Aaa/AAA	293,250

	Total Asset-Backed Securities (cost—$1,788,956)		1,732,331

Shares

PREFERRED STOCK—0.4%

Financial Services—0.4%
68	DG Funding Trust, 4.96%, FRN (a)(c) (cost—$716,526)	707,200

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)

MORTGAGE-BACKED SECURITIES—0.3%

	Bank of America Funding Corp., CMO, FRN,
$209	4.113%, 5/25/35	NR/AAA	195,392
	Bear Stearns Alt-A Trust, CMO, VRN,
55	5.706%, 9/25/35	Aaa/AAA	45,491
	Countrywide Home Loan Mortgage Pass Through Trust, CMO, FRN,
73	5.25%, 2/20/36	Aaa/AAA	60,016
	Greenpoint Mortgage Pass-Through Certificates, CMO, FRN,
146	4.386%, 10/25/33	NR/AAA	140,161

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Mortgage-Backed Securities (continued)
	Harborview Mortgage Loan Trust, CMO, VRN,
$121	5.137%, 7/19/35	Aaa/AAA	$115,498
	Prime Mortgage Trust, CMO, FRN,
16	2.999%, 2/25/19	NR/AAA	15,439
40	2.999%, 2/25/34	NR/AAA	34,760

	Total Mortgage-Backed Securities (cost—$651,432)		606,757

MUNICIPAL BONDS & NOTES—0.2%

	Texas—0.2%
	Lower Colorado River Auth. Rev. (AMBAC),
360	5.00%, 5/15/33	Aaa/AAA	352,418
40	5.00%, 5/15/33 (Pre-refunded @ $100, 5/15/13) (b)	Aaa/AAA	43,750

	Total Municipal Bonds & Notes (cost—$405,933)		396,168

SHORT-TERM INVESTMENTS—2.0.%

	Corporate Bonds & Notes
	Banking—1.1%
	Landwirtschaftliche Rentenbank,
¥200,000	0.65%, 9/30/08 (cost—$1,783,200)	Aaa/AAA	2,006,832

	Repurchase Agreements—0.9%
$1,300	Credit Suisse First Boston, dated 3/31/08, 1.20%, due 4/1/08, proceeds $1,300,043; collateralized by U.S. Treasury Note, 4.875% due 6/30/09, valued at $1,331,912 including accrued interest		1,300,000

278	State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $278,015; collateralized by Federal Home Loan Bank, 5.125% due 12/29/08, valued at $284,969 including accrued interest		278,000

	Total Repurchase Agreements (cost—$1,578,000)		1,578,000

	Total Short-Term Investments (cost—$3,361,200)		3,584,832

Contracts/
Notional
Amount

OPTIONS PURCHASED (g)—0.4%

	Call Options—0.4%
2,900,000	2-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 3.50%, expires 2/2/09	48,472
15,000,000	2-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 4.75%, expires 9/26/08	614,860
2,300,000	2-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 3.60%, expires 7/2/09	35,476
		698,808
	Put Options—0.0%
	Financial Future Euro—90 day (CME),
15	strike price $92.50, expires 6/16/08	94
34	strike price $92.75, expires 6/16/08	212
21	United Kingdom—90 day LIBOR (CME), strike price $92.50, expires 9/17/08	—
		306

	Total Options Purchased (cost—$114,455)	699,114

	Total Investments before options written (cost—$199,049,512)—108.2%	190,637,327

OPTIONS WRITTEN (g)—(0.4)%

	Call Options—(0.4)%
1,400,000	2-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 4.30%, expires 2/2/09	(55,155)
1,000,000	5-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 4.20%, expires 7/2/09	(33,006)
7,000,000	5-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 4.95%, expires 9/26/08	(472,541)
6	U.S. Treasury Notes 10 yr. Futures (CBOT), strike price $120, expires 5/23/08	(7,125)
22	U.S. Treasury Notes 10 yr. Futures (CBOT), strike price $118, expires 5/23/08	(46,750)
		(614,577)
	Put Options—(0.0)%
21	U.S. Treasury Notes 10 yr. Futures (CBOT), strike price $114, expires 5/23/08	(4,594)
3	U.S. Treasury Notes 10 yr. Futures (CBOT), strike price $116, expires 5/23/08	(1,594)
		(6,188)

	Total Options Written (premiums received—$188,523)	(620,765)

Principal
Amount
(000s)		Value*

SECURITIES SOLD SHORT (g)—(1.7)%

	U.S. Government Agency Securities —(1.7)%
	Freddie Mac,
$3,000	5.50%, TBA (proceeds—$3,019,219)	$(3,029,064)

	Total Investments net of options written and securities sold short (cost—$195,841,770)—106.1%	186,987,498
	Other liabilities in excess of other assets—(6.1)%	(10,757,577)
	Net Assets—100.0%	$176,229,921

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued by reference to securities whose prices are more readily available. Portfolio securities and other financial instruments, other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the- counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) and over-the-counter options are valued each business day by an independent pricing service or dealer quotations. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a) Illiquid security.

(b) Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(c) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(d) Delayed-delivery security. To be delivered after March 31, 2008.

(e) Security in default.

(f) Maturity date shown is date of next call. The interest rate disclosed reflects the rate in effect on March 31, 2008.

(g) Non-income producing.

(h) Fair-valued

Glossary:

ADR—American Depositary Receipt

AMBAC—insured by American Municipal Bond Assurance Corp.

CBOT—Chicago Board of Trade

CME—Chicago Mercantile Exchange

CMO—Collateralized Mortgage Obligation

FRN—Floating Rate Note.  The interest rate disclosed reflects the rate in effect on March 31, 2008.

¥—Japanese Yen

LIBOR—London Inter-bank Offered Rate

MBS—Mortgage-Backed Securities

NR—Not Rated

OTC—Over-the-Counter

REIT—Real Estate Investment Trust

TBA—To Be Announced.

VRN—Variable Rate Note.   Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on March 31, 2008.

Other Investments:

(1)  Futures contracts outstanding at March 31, 2008:

			Market		Unrealized
			Value	Expiration	Appreciation
Type		Contracts	(000)	Date	(Depreciation)
Long:	Euribor Future, December 2008	16	$1,903	12/17/08	$37,266
	Euribor Future, December 2009	1	119	12/16/09	509
	Euribor Future, June 2009	7	835	6/17/09	22,499
	Federal Republic of Germany Bond 5 yr. Futures	1	110	6/6/08	(3,098)
	Financial Future British Pound—90 day, June 2008	38	4,491	6/30/08	28,389
	Financial Future British Pound—90 day, March 2009	18	2,146	3/18/09	61,533
	Financial Future British Pound—90 day, September 2008	32	3,795	9/30/08	52,706
	Financial Future Euro—90 day	32	7,827	12/15/08	221,513
	Financial Future Euro—90 day	3	734	3/16/09	5,138
	Financial Future Euro—90 day	2	488	6/15/09	(38)
	Financial Future Euro—90 day	6	1,461	9/14/09	13,112
	Financial Future Euro—90 day	2	486	12/14/09	(225)
	U.S. Treasury Notes 10 yr. Futures	19	2,260	6/19/08	38,312
Short:	Euro Schatz Futures	(3)	(314)	6/6/08	2,215
	U.S. Treasury Notes 2 yr. Futures	(15)	(3,220)	6/30/08	(2,688)
	U.S. Treasury Notes 5 yr. Futures	(16)	(1,828)	6/30/08	(21,945)
					$455,198

The Portfolio received $220,000 in cash as collateral for futures contracts.

(2) Transactions in options written for the three months ended March 31, 2008:

	Contracts/Notional
	Amount	Premiums
Options outstanding, December 31, 2007	9,000,022	$110,364
Options written	2,400,054	123,262
Options terminated in closing transactions	(2,000,000)	(29,645)
Options assigned	(4)	(2,456)
Options expired	(20)	(13,002)
Options outstanding, March 31, 2008	9,400,052	$188,523

(3) Credit default swap agreements outstanding at March 31, 2008:

	Notional
	Amount
	Payable on		Payments	Unrealized
Swap Counterparty/	Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Bank of America
GMAC	$100	3/20/13	8.95%	$(5,524)
GMAC	1,000	9/20/08	1.00%	(54,653)
SLM	100	3/20/09	4.55%	(3,918)
Barclays Bank
Dow Jones CDX	300	12/20/12	0.758%	3,151
GECC	500	3/20/11	0.62%	(8,536)
GECC	400	12/20/12	0.64%	(10,978)
Pemex	1,000	7/20/11	0.83%	(7,851)
Citigroup
Dow Jones CDX High Yield	500	6/20/12	2.144%	(44,119)
SLM	100	3/20/13	4.85%	(11,261)
Deutsche Bank
AIG	100	3/20/13	1.97%	765
American Express	100	3/20/13	1.75%	(50)
Dow Jones CDX	300	12/20/12	0.708%	2,774
Wachovia	100	3/20/13	1.52%	(1,054)
Goldman Sachs
Bank of America	100	3/20/13	0.82%	(480)
Dow Jones CDX	1,100	12/20/12	0.60%	8,255
GMAC	100	3/20/13	9.05%	(5,225)
Lehman Brothers
AIG	200	3/20/13	2.056%	2,285
Metlife	100	3/20/13	2.05%	2,779
Merrill Lynch & Co.
Dow Jones CDX	300	6/20/13	1.55%	(536)
Morgan Stanley
Dow Jones CDX	1,400	6/20/13	1.55%	(10,763)
Russian Federation	100	6/20/08	0.245%	—
Royal Bank of Scotland
CIT Group	100	3/20/13	5.17%	(10,556)
Wachovia	200	3/20/13	3.02%	11,148
				$(144,347)

(4) Interest rate swap agreements outstanding at March 31, 2008:

			Rate Type
	Notional		Payments	Payments	Unrealized
	Amount	Termination	Made by	Received by	Appreciation
Swap Counterparty	(000)	Date	Fund	Fund	(Depreciation)
Bank of America	$1,100	6/18/10	3-Month USD-LIBOR	4.00%	$20,201
Barclays Bank	£700	12/20/08	6-Month GBP-LIBOR	6.00%	599
Barclays Bank	£400	3/20/09	6-Month GBP-LIBOR	6.00%	833
Barclays Bank	£400	6/15/09	6-Month GBP-LIBOR	5.00%	5,538
Barclays Bank	BRL 400	1/4/10	BRL-CDI-Compounded	11.36%	(5,827)
Barclays Bank	€200	6/15/18	6-Month EUR-LIBOR	4.00%	1,984
BNP Paribas Bank	€600	10/15/10	5-Year French CPI Ex Tobacco Daily Reference Index	2.09%	3,228
Citigroup	MXN 300	11/4/16	28-Day Mexico Interbank TIIE Banxico	8.17%	663
Credit Sussie First Boston	£100	6/15/09	6-Month GBP-LIBOR	5.00%	805
Deutsche Bank	£400	12/20/08	6-Month GBP-LIBOR	6.00%	225
Deutsche Bank	€800	12/19/09	6-Month EUR-LIBOR	5.00%	10,239
Deutsche Bank	£200	12/15/36	4.00%	6-Month GBP-LIBOR	(11,472)
Goldman Sachs	€300	3/20/09	6-Month EUR-LIBOR	4.00%	(1,311)
Goldman Sachs	£800	6/15/09	6-Month GBP-LIBOR	5.00%	5,817
Goldman Sachs	£1,900	6/19/09	6-Month GBP-LIBOR	6.00%	36,787
Goldman Sachs	BRL 100	1/4/10	BRL-CDI-Compounded	11.465%	(1,333)
Goldman Sachs	€100	3/30/12	5-Year French CPI Ex Tobacco Daily Reference Index	1.96%	(2,239)
Goldman Sachs	MXN 1,300	4/3/12	28-Day Mexico Interbank TIIE Banxico	7.78%	1,028
Goldman Sachs	£100	12/15/36	4.00%	6-Month GBP-LIBOR	9,027
Goldman Sachs	£100	12/15/36	5.50%	6-Month GBP-LIBOR	(11,505)
HSBC	£100	9/17/13	6-Month GBP-LIBOR	5.00%	(22)
Lehman Brothers	£800	9/20/09	6-Month GBP-LIBOR	4.50%	(15,185)
Merrill Lynch & Co.	BRL 300	1/4/10	BRL-CDI-Compounded	11.43%	(4,121)
Merrill Lynch & Co.	BRL 200	1/4/10	BRL-CDI-Compounded	12.948%	545
Merrill Lynch & Co.	BRL 400	1/2/12	BRL-CDI-Compounded	11.98%	(5,877)
Merrill Lynch & Co.	BRL 300	1/2/12	BRL-CDI-Compounded	12.54%	(328)
Merrill Lynch & Co.	£200	12/15/35	4.00%	6-Month GBP-LIBOR	16,225
Morgan Stanley	BRL 400	1/4/10	BRL-CDI-Compounded	12.78%	186
Morgan Stanley	€200	3/19/10	6-month EUR-LIBOR	4.50%	1,691
Morgan Stanley	€300	6/18/10	6-Month EUR-LIBOR	4.00%	(2,537)
Morgan Stanley	€100	9/17/13	6-Month EUR-LIBOR	4.00%	(1,628)
Morgan Stanley	$100	6/18/38	5.00%	3-Month USD-LIBOR	671
Morgan Stanley	$200	6/18/38	5.00%	3-Month USD-LIBOR	(1,331)
Royal Bank of Scotland	£400	3/20/09	6-Month GBP-LIBOR	6.00%	634
Royal Bank of Scotland	€100	3/28/12	6-month EUR-LIBOR	1.955%	(2,186)
Royal Bank of Scotland	£100	9/17/13	6-Month GBP-LIBOR	4.75%	(855)
Royal Bank of Scotland	£100	12/15/36	4.00%	6-Month GBP-LIBOR	428
Royal Bank of Scotland	$200	6/18/38	5.00%	3-Month USD-LIBOR	440
UBS	AUD 1,500	9/15/09	3-Month Australian Bank Bill	7.00%	(5,718)
UBS	AUD 100	3/15/10	3-Month Australian Bank Bill	7.50%	596
UBS	AUD 500	3/15/11	6-Month Australian Bank Bill	7.50%	862
UBS	BRL 400	1/2/12	BRL-CDI-Compounded	10.575%	(7,224)
					$38,553

CDI - Inter-bank Deposit Certificate

CPI - Consumer Price Index

LIBOR - London Inter-bank Offered Rate

TIIE - Inter-bank Equilibrium Interest Rate

(5)  Forward foreign currency contracts outstanding at March 31, 2008:

	Notional				Unrealized
	Amount		U.S.$ Value	U.S.$ Value	Appreciation
	(000)		Origination Date	March 31, 2008	(Depreciation)
Purchased:
Brazilian Real, settling 7/2/08	BRL	2,967	$1,472,111	$1,666,103	$193,992
British Pound, settling 4/3/08	GBP	61	121,260	121,211	(49)
Indian Rupee, settling 5/12/08	INR	6,622	156,739	164,444	7,705
Indonesian Rupiah, settling 5/27/08	IDR	617,401	70,000	66,673	(3,327)
Japanese Yen, settling 5/12/08	JPY	38,950	390,698	392,322	1,624
Kuwaiti Dinar, settling 5/27/08	KWD	3	9,883	10,217	334
Malaysian Ringgit, settling 5/21/08	MYR	341	103,000	106,416	3,416
Mexican Peso, settling 7/10/08	MXN	978	87,830	90,547	2,717
Philippines Peso, settling 5/19/08	PHP	1,520	33,000	36,233	3,233
Polish Zloty, settling 7/10/08	PLN	308	112,017	137,331	25,314
Russian Ruble, settling 11/19/08	RUB	98	3,951	4,091	140
Saudi Riyal, settling 5/27/08	SAR	36	9,791	9,712	(79)
Singapore Dollar, settling 5/22/08	SGD	167	111,663	121,244	9,581
Singapore Dollar, settling 11/21/08	SGD	10	7,089	7,273	184
South African Rand, settling 7/10/08	ZAR	48	7,090	5,762	(1,328)
South Korean Won, settling 5/30/08	KRW	6,347	7,037	6,414	(623)
South Korean Won, settling 8/4/08	KRW	101,667	109,233	102,781	(6,452)
United Arab Emirates Dirham, settling 5/27/08	AED	36	9,918	9,830	(88)

Sold:
Brazilian Real, settling 7/2/08	BRL	672	383,814	377,435	6,379
Brazilian Real, settling 12/2/08	BRL	374	207,000	202,549	4,451
British Pound, settling 4/3/08	GBP	61	120,863	121,211	(348)
British Pound, settling 4/8/08	GBP	62	123,430	123,154	276
British Pound, settling 4/17/08	GBP	295	583,758	585,594	(1,836)
Euro, settling 4/28/08	EUR	27	42,066	42,742	(676)
Japanese Yen, settling 4/3/08	JPY	993	10,000	9,980	20
Japanese Yen, settling 5/12/08	JPY	270,297	2,660,725	2,722,543	(61,818)
Mexican Peso, settling 7/10/08	MXN	792	71,000	73,369	(2,369)
Polish Zloty, settling 7/10/08	PLN	308	122,948	137,331	(14,383)
					$165,990

AED - United Arab Emirates Dirham	KWD - Kuwaiti Dinar
AUD - Australian Dollar	MXN - Mexican Peso
BRL - Brazilian Real	MYR - Malaysian Ringgit
EUR/€ - Euros	PHP - Philippines Peso
GBP/£ - British Pound	PLN - Polish Zloty
IDR - Indonesian Rupiah	RUB - Russian Ruble
INR - Indian Rupee	SAR - Saudi Riyal
JPY - Japanese Yen	SGD - Singapore Dollar
KRW - South Korean Won	ZAR - South African Rand

Fair Value Measurements—Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements.  The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$127,114,588	$621,188
Level 2 - Other Significant Observable Inputs	59,872,426	(110,522)
Level 3 - Significant Unobservable Inputs	484	4,728
Total	$186,987,498	$515,394

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments
Beginning balance, 12/31/07	$484	$458
Net purchases (sales) and settlements	—	—
Accrued discounts (premiums)	—	—
Total realized and unrealized gain (loss)	—	4,270
Transfers in and/or out of Level 3	—	—
Ending balance, 3/31/08	$484	$4,728

Schedule of Investments

Premier VIT OpCap Mid Cap Portfolio

March 31, 2008 (unaudited)

Shares		Value*

COMMON STOCK—92.4%

	Advertising—1.5%
19,351	WPP Group PLC ADR	$1,154,094

	Aerospace/Defense—4.6%
21,200	Goodrich Corp.	1,219,212
10,600	Rockwell Collins, Inc.	605,790
76,200	Spirit Aerosystems Holdings, Inc., Class A (a)	1,690,116
		3,515,118
	Apparel & Textiles—2.7%
18,100	Polo Ralph Lauren Corp.	1,055,049
34,700	Wolverine World Wide, Inc.	1,006,647
		2,061,696
	Automotive—1.0%
20,400	Oshkosh Truck Corp.	740,112

	Building/Construction—4.2%
25,300	Centex Corp.	612,513
93,300	D.R. Horton, Inc.	1,469,475
20,000	Foster Wheeler Ltd. (a)	1,132,400
		3,214,388
	Chemicals—3.0%
19,200	Cytec Industries, Inc.	1,033,920
12,000	Mosaic Co. (a)	1,231,200
		2,265,120
	Commercial Services—2.3%
21,800	ChoicePoint, Inc. (a)	1,037,680
15,200	Weight Watchers International, Inc.	704,216
		1,741,896
	Consumer Services—1.7%
52,700	Monster Worldwide, Inc. (a)	1,275,867

	Diversified Manufacturing—1.7%
20,800	Terex Corp. (a)	1,300,000

	Drugs & Medical Products—6.5%
27,500	Forest Laboratories, Inc. (a)	1,100,275
30,400	Pharmaceutical Product Development, Inc.	1,273,760
33,400	Theravance, Inc. (a)	351,702
25,800	United Therapeutics Corp. (a)	2,236,860
		4,962,597
	Electronics—7.0%
22,500	Ametek, Inc.	987,975
44,300	Amphenol Corp.	1,650,175
33,600	Enersys (a)	803,712
33,500	Waters Corp. (a)	1,865,950
		5,307,812
	Financial Services—7.2%
21,700	Capital One Financial Corp.	1,068,074
95,800	CIT Group, Inc.	1,135,230
117,300	E*Trade Financial Corp. (a)	452,778
33,400	Lazard Ltd.	1,275,880
52,700	Prosperity Bancshares, Inc.	1,510,382
		5,442,344
	Food & Beverage—0.7%
20,400	Smithfield Foods, Inc. (a)	525,504

	Healthcare & Hospitals—4.4%
18,400	Coventry Health Care, Inc. (a)	742,440
47,500	Health Net, Inc. (a)	1,463,000
10,000	Omnicare, Inc.	181,600
41,000	Vertex Pharmaceuticals, Inc. (a)	979,490
		3,366,530
	Insurance—4.4%
26,400	Assurant, Inc.	1,606,704
24,900	Platinum Underwriters Holdings Ltd.	808,254
19,600	Stancorp Financial Group, Inc.	935,116
		3,350,074
	Machinery—1.5%
17,200	Joy Global, Inc.	1,120,752

	Materials & Processing—1.6%
17,500	Nucor Corp.	1,185,450

	Oil & Gas—13.5%
26,300	FMC Technologies, Inc. (a)	1,496,207
12,900	Hess Corp.	1,137,522
26,200	National-Oilwell Varco, Inc. (a)	1,529,556
23,500	Newfield Exploration Co. (a)	1,241,975
79,700	PetroHawk Energy Corp. (a)	1,607,549
26,000	Range Resources Corp.	1,649,700
14,300	Unit Corp. (a)	810,095
29,400	Vectren Corp.	788,802
		10,261,406
	Real Estate—4.5%
17,900	AMB Property Corp. (REIT)	974,118
55,500	Annaly Capital Management, Inc. (REIT)	850,260
56,300	CapitalSource, Inc. (REIT)	544,421
32,200	Nationwide Health Properties, Inc. (REIT)	1,086,750
		3,455,549
	Retail—4.0%
16,100	Advance Auto Parts, Inc.	548,205
15,500	Loews Corp. - Carolina Group	1,124,525
15,700	PetSmart, Inc.	320,908
36,200	SUPERVALU, Inc.	1,085,276
		3,078,914

Shares		Value*

	Semi-conductors—2.7%
26,700	ASML Holding NV	$662,427
110,500	Teradyne, Inc. (a)	1,372,410
		2,034,837
	Technology—1.1%
37,500	Molex, Inc., Class A	819,750

	Telecommunications—3.5%
44,700	Ciena Corp. (a)	1,378,101
41,200	NII Holdings, Inc. (a)	1,309,336
		2,687,437
	Transportation—2.0%
76,100	UTI Worldwide, Inc.	1,528,088

	Utilities—5.1%
11,642	Constellation Energy Group, Inc.	1,027,639
29,700	DPL, Inc.	761,508
39,100	NRG Energy, Inc. (a)	1,524,509
15,100	SCANA Corp.	552,358
		3,866,014

	Total Common Stock (cost—$73,779,174)	70,261,349

Principal
Amount
(000s)

SHORT TERM INVESTMENT—7.1%

U.S. Government Agency Discount Note—7.1%
$5,415	Freddie Mac, 1.50%, 4/1/08 (cost—$5,415,000)	5,415,000

Contracts

OPTIONS PURCHASED (a)—0.2%

	Call Options—0.2%
	CIT Group, Inc. (CBOE),
250	strike price $7.50, expires 7/19/08	135,000
	Health Net, Inc. (CBOE),
187	strike price $32.50, expires 5/17/08	33,660

	Total Options Purchased (cost—$138,942)	168,660

	Total Investments (cost—$79,333,116)—99.7%	75,845,009
	Other assets less liabilities—0.3%	243,511
	Net Assets—100.0%	$76,088,520

Notes to Schedule of Investments

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a) Non-income producing.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

REIT—Real Estate Investment Trust

Fair Value Measurements—Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements.  The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$70,430,009
Level 2 - Other Significant Observable Inputs	5,415,000
Level 3 - Significant Unobservable Inputs	—
Total	$75,845,009

Schedule of Investments

Premier VIT OpCap Small Cap Portfolio

March 31, 2008 (unaudited)

Shares		Value*

COMMON STOCK—99.9%
	Aerospace/Defense—2.9%
76,600	AAR Corp. (a)	$2,088,882
28,200	Esterline Technologies Corp. (a)	1,420,434
		3,509,316
	Airlines—2.0%
112,700	Republic Airways Holdings, Inc. (a)	2,441,082

	Apparel & Textiles—6.1%
148,400	Iconix Brand Group, Inc. (a)	2,574,740
136,400	Maidenform Brands, Inc. (a)	2,219,228
87,000	Wolverine World Wide, Inc.	2,523,870
		7,317,838
	Capital Goods—3.4%
55,200	Enersys (a)	1,320,384
173,600	Flow International Corp. (a)	1,612,744
31,000	Powell Industries, Inc. (a)	1,220,470
		4,153,598
	Commercial Services—4.3%
101,800	Geo Group, Inc. (a)	2,895,192
173,100	Global Cash Access Holdings, Inc. (a)	1,014,366
62,400	H&E Equipment Services, Inc. (a)	784,368
26,100	Rollins, Inc.	461,709
		5,155,635
	Computer Services—1.3%
34,400	CACI International, Inc., Class A (a)	1,566,920

	Computer Software—3.6%
77,500	Blackbaud, Inc.	1,881,700
113,200	Commvault Systems, Inc. (a)	1,403,680
226,900	Glu Mobile, Inc. (a)	1,018,781
		4,304,161
	Consumer Discretionary—2.1%
139,890	GateHouse Media, Inc.	816,958
243,500	Leapfrog Enterprises, Inc. (a)	1,716,675
		2,533,633
	Consumer Services—0.8%
32,700	Macquarie Infrastructure Co. LLC	952,551

	Diversified Manufacturing—1.0%
63,000	Hexcel Corp. (a)	1,203,930

	Energy—0.4%
8,000	Exterran Holdings, Inc. (a)	516,320

	Financial Services—12.3%
20,200	Affiliated Managers Group, Inc. (a)	1,832,948
83,200	Boston Private Financial Holdings, Inc.	881,088
91,200	Encore Bancshares, Inc. (a)	1,596,000
66,200	Investment Technology Group, Inc. (a)	3,057,116
71,200	Pacific Capital Bancorp	1,530,800
66,700	Prosperity Bancshares, Inc.	1,911,622
99,300	Renasant Corp.	2,234,250
68,500	Signature Bank & Trust (a)	1,746,750
		14,790,574
	Food & Beverage—1.6%
80,400	Papa John’s International, Inc. (a)	1,946,484

	Healthcare & Hospitals—10.0%
64,800	Abaxis, Inc. (a)	1,501,416
34,000	Immucor, Inc. (a)	725,560
110,700	IPC The Hospitalist Co., Inc. (a)	2,189,646
17,900	Kendle International, Inc. (a)	804,068
110,400	Merit Medical Systems, Inc. (a)	1,747,632
66,600	Omnicell, Inc. (a)	1,338,660
70,500	Power Medical Interventions, Inc. (a)	424,058
59,100	SonoSite, Inc. (a)	1,680,213
98,500	Symmetry Medical, Inc. (a)	1,635,100
		12,046,353
	Insurance—4.2%
53,365	Assured Guaranty Ltd.	1,266,885
61,600	Delphi Financial Group, Inc., Class A	1,800,568
47,400	First Mercury Financial Corp. (a)	825,234
23,500	RLI Corp.	1,164,895
		12,046,353
	Machinery—2.4%
25,530	Astec Industries, Inc. (a)	989,543
61,900	Columbus Mckinnon Corp. (a)	1,917,662
		2,907,205
	Metal Fabricate/Hardware—1.4%
61,100	AM Castle & Co.	1,649,700

	Metals & Mining—1.9%
54,300	Dynamic Materials Corp.	2,345,760

	Multi-Media—2.2%
141,600	World Wrestling Entertainment, Inc., Class A	2,635,176

	Oil & Gas—5.8%
41,500	Berry Petroleum Co., Class A	1,929,335
76,000	EXCO Resources, Inc. (a)	1,406,000
111,700	Rosetta Resources, Inc. (a)	2,197,139
25,700	Unit Corp. (a)	1,455,905
		6,988,379
	Pharmaceuticals—3.4%
108,500	Perrigo Co.	4,093,705

	Real Estate—5.1%
117,800	Anworth Mortgage Asset Corp. (REIT)	722,114

Shares		Value*

64,700	Capstead Mortgage Corp.	$737,580
60,700	Cousins Properties, Inc.	1,499,897
100,600	Dupont Fabros Technology, Inc.	1,658,894
131,900	Medical Properties Trust, Inc.	1,493,108
		6,111,593
	Retail—6.3%
89,350	Aeropostale, Inc. (a)	2,422,278
128,500	Build-A-Bear Workshop, Inc. (a)	1,168,065
156,700	Carrols Restaurant Group, Inc. (a)	1,399,331
63,900	Gymboree Corp. (a)	2,548,332
		7,538,006
	Semi-conductors—3.1%
125,000	Fairchild Semiconductor International, Inc. (a)	1,490,000
101,000	Microsemi Corp. (a)	2,302,800
		3,792,800
	Storage/Warehousing—0.8%
49,300	Mobile Mini, Inc. (a)	936,700

	Technology—2.7%
81,600	Phase Forward, Inc. (a)	1,393,728
850,800	Quantum Corp. (a)	1,820,712
		3,214,440
	Telecommunications—4.2%
155,700	Arris Group, Inc. (a)	906,174
42,400	Comtech Telecommunications Corp. (a)	1,653,600
149,600	Syniverse Holdings, Inc. (a)	2,492,336
		5,052,110
	Transportation—1.2%
45,300	HUB Group, Inc., Class A (a)	1,489,917

	Utilities—3.4%
65,200	Atmos Energy Corp.	1,662,600
92,200	Vectren Corp.	2,473,726
		4,136,326

	Total Common Stock (cost—$120,878,451)	120,387,794

Principal Amount (000s)

SHORT TERM INVESTMENT—0.5%
	U.S. Government Agency Discount Note—0.5%
$580	Freddie Mac, 1.50%, 4/1/08 (cost—$580,000)	580,000

	Total Investments (cost—$121,458,451)—100.4%	120,967,794
	Liabilities in excess of other assets—(0.4)%	(517,412)
	Net Assets—100.0%	$120,450,382

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. The market value for NASDAQ National Market and Small Cap securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Short-term securities maturing in 60 days or less are valued at amortized cost if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a) Non-income producing.

Glossary:

REIT—Real Estate investment Trust

Fair Value Measurements–Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements.  The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$120,387,794
Level 2 - Other Significant Observable Inputs	580,000
Level 3 - Significant Unobservable Inputs	—
Total	$120,967,794

Item 2. Controls and Procedures

a)

The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a-3(c)), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17CFR270.30a-3(d)) that occured during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Premier VIT

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: May 29, 2008

By	/s/ Lawrence G. Altadonna
Treasurer

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: May 29, 2008

By	/s/ Lawrence G. Altadonna
Treasurer

Date: May 29, 2008